Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Schedule H, Line 4i – Schedule of Assets (Held at End of Year) – December 31, 2025

Plan # 001 – EIN # 33-0459135

	Identity of issuer, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity date	Cost	Current value
	Vanguard	1VFIAX Vanguard 500 Index Admiral	$8,237,763	$13,506,865
	Vanguard	1VIGAX Vanguard Growth Index Adm	6,327,597	8,292,415
*	* Consumer Portfolio Services, Inc.	1CPSSTK Consumer Portfolio Services, Inc.Common Stock	4,168,852	5,815,293
*	* Guaranteeed Interest Account	1MGDYB3 Guaranteed Interest Account	4,547,462	4,993,443
	American Funds	1RLBGX American Funds American Balanced R6	3,554,918	4,296,526
	American Funds	1RFUTX American Funds 2060 Trgt Date Retire R6	2,995,883	3,653,320
	American Funds	1RFGTX American Funds 2040 Trgt Date Retire R6	2,567,686	3,165,890
	American Funds	1RFKTX American Funds 2055 Trgt Date Retire R6	2,500,894	3,127,494
	American Funds	1RFITX American Funds 2050 Trgt Date Retire R6	2,116,378	2,653,440
	Vanguard	1VBIAX Vanguard Balanced Index Adm	2,135,929	2,587,680
	American Funds	1RFFTX American Funds 2035 Trgt Date Retire R6	2,036,235	2,405,971
	American Funds	1RFHTX American Funds 2045 Trgt Date Retire R6	1,849,552	2,233,867
	Dodge & Cox	1DODGX Dodge & Cox Stock - I	1,879,887	2,136,094
	American Funds	1RFETX American Funds 2030 Trgt Date Retire R6	1,395,622	1,605,951
	American Funds	1RLLGX American Funds SMALLCAP World R6	1,202,347	1,542,555
	Vanguard	1VIMAX Vanguard Mid Cap Index Fund - Admiral	1,068,399	1,429,539
	American Funds	1RFDTX American Funds 2025 Trgt Date Retire R6	1,248,990	1,317,287
	Vanguard	1VSMGX Vanguard LifeStrategy Moderate Growth	1,102,691	1,306,466
	Vanguard	1VASGX Vanguard LifeStrategy Growth Inv	984,340	1,305,150
	Dimensional Fund Advisors	1DGEIX DFA Global Equity I	897,489	1,250,917
	American Funds	1RBFGX American Funds Bond Fund of Amer R6	1,057,475	1,080,172
	Vanguard	1VTMGX Vanguard Developed Markets Index Admiral	779,553	1,074,788
	Vanguard	1VIPIX Vanguard Inflation-Protected Secs I	986,448	966,626
	Vanguard	1VSMAX Vanguard Small Cap Index Adm	595,869	776,445
	American Funds	1RRCTX American Funds 2020 Trgt Date Retire R6	695,724	749,928
	MassMutual	1MSCDX MassMutual Small Cap Opportunities R5	679,130	725,706
	Vanguard	1VSCGX Vanguard LifeStrategy Cnsrv Gr Inv	583,247	643,799
	BlackRock	1BRHYX BlackRock High Yield Bond Portfolio K	529,915	562,137
	Vanguard	1VMGMX VANGUARD MID-CAP GROWTH INDEX ADMIRAL	446,486	427,399
	Cohen & Steers	1CSRIX Cohen & Steers Instl Realty Shares	25,469	27,081
	American Funds	1RFJTX American Funds 2015 Trgt Date Retire R6	13,921	14,877
	American Funds	1RFTTX American Funds 2010 Trgt Date Retire R6	13,480	14,393
*	* Interest Bearing Cash	Interest Bearing Cash	235,359	235,359

			59,460,993	75,924,874
*	Notes receivable from participants	4.25%- 9.50% maturing between Jan. 2026 and Nov. 2032		2,782,944
	Total		$59,460,993	$78,707,818

* Denotes investment with party-in-interest.